Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Baron ETF Trust
Entity Central Index Key	0002081199
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000265319
Shareholder Report [Line Items]
Fund Name	Baron Financials ETF
Trading Symbol	BCFN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Financials ETF (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron Financials ETF	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Financials sector was powered higher by large-cap, value-oriented banks during the year, while payment, financial software, and information services stocks meaningfully underperformed. Against this backdrop, the Fund’s relative performance suffered, with active industry exposures and style-related headwinds being the main culprits. The Fund’s meaningfully lower exposure to banks accounted for about 40% of the relative shortfall. Significantly higher exposure to lagging financial software and information services stocks also hampered performance. The Fund’s growth, quality, and smaller cap bias also proved costly in a period when value stocks, lower quality companies, and larger caps were in favor.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Baron Financials ETF (at NAV)	MSCI USA Financials Index	FactSet Global FinTech Index	MSCI ACWI Index	S&P 500 Index
12/31/2019	$10,000	$10,000	$10,000	$10,000	$10,000
1/31/2020	$10,470	$9,758	$10,181	$9,890	$9,996
2/29/2020	$10,050	$8,649	$9,295	$9,091	$9,173
3/31/2020	$8,750	$6,744	$7,262	$7,863	$8,040
4/30/2020	$10,040	$7,405	$8,597	$8,706	$9,071
5/31/2020	$11,070	$7,623	$9,633	$9,084	$9,503
6/30/2020	$11,550	$7,618	$10,018	$9,375	$9,692
7/31/2020	$12,230	$7,880	$10,583	$9,871	$10,238
8/31/2020	$13,010	$8,181	$11,446	$10,475	$10,974
9/30/2020	$12,950	$7,888	$11,061	$10,137	$10,557
10/31/2020	$12,300	$7,837	$10,856	$9,891	$10,277
11/30/2020	$13,850	$9,142	$12,512	$11,110	$11,402
12/31/2020	$14,720	$9,725	$13,478	$11,625	$11,840
1/31/2021	$13,870	$9,539	$13,263	$11,573	$11,720
2/28/2021	$14,640	$10,625	$13,971	$11,841	$12,044
3/31/2021	$14,530	$11,234	$13,852	$12,157	$12,571
4/30/2021	$15,710	$11,999	$14,444	$12,688	$13,242
5/31/2021	$15,620	$12,540	$14,435	$12,886	$13,334
6/30/2021	$16,970	$12,199	$14,599	$13,056	$13,646
7/31/2021	$17,490	$12,190	$14,312	$13,146	$13,970
8/31/2021	$18,470	$12,818	$14,677	$13,475	$14,395
9/30/2021	$17,420	$12,553	$14,057	$12,918	$13,725
10/31/2021	$18,130	$13,534	$14,116	$13,577	$14,687
11/30/2021	$16,860	$12,786	$12,749	$13,251	$14,585
12/31/2021	$16,980	$13,126	$12,977	$13,781	$15,239
1/31/2022	$14,840	$13,075	$11,599	$13,104	$14,450
2/28/2022	$13,730	$12,849	$11,139	$12,765	$14,017
3/31/2022	$14,150	$12,772	$11,319	$13,042	$14,538
4/30/2022	$12,330	$11,455	$10,138	$11,998	$13,270
5/31/2022	$12,010	$11,826	$9,943	$12,012	$13,294
6/30/2022	$10,980	$10,511	$8,738	$10,999	$12,197
7/31/2022	$12,260	$11,272	$9,494	$11,768	$13,322
8/31/2022	$11,880	$11,048	$9,324	$11,334	$12,778
9/30/2022	$10,788	$10,151	$8,286	$10,249	$11,602
10/31/2022	$11,680	$11,379	$8,770	$10,868	$12,541
11/30/2022	$11,995	$12,148	$8,970	$11,711	$13,242
12/31/2022	$11,326	$11,456	$8,609	$11,250	$12,479
1/31/2023	$12,380	$12,341	$9,833	$12,056	$13,263
2/28/2023	$11,985	$12,047	$9,430	$11,711	$12,939
3/31/2023	$11,873	$10,887	$9,319	$12,072	$13,414
4/30/2023	$11,883	$11,169	$9,169	$12,245	$13,624
5/31/2023	$11,772	$10,740	$9,324	$12,114	$13,683
6/30/2023	$12,502	$11,472	$9,858	$12,817	$14,587
7/31/2023	$13,059	$12,073	$10,506	$13,287	$15,056
8/31/2023	$13,130	$11,728	$9,802	$12,915	$14,816
9/30/2023	$12,664	$11,357	$9,191	$12,381	$14,109
10/31/2023	$12,177	$11,047	$8,511	$12,009	$13,813
11/30/2023	$13,779	$12,315	$9,693	$13,117	$15,074
12/31/2023	$14,418	$13,050	$10,619	$13,748	$15,759
1/31/2024	$14,712	$13,387	$10,408	$13,828	$16,024
2/29/2024	$15,229	$14,011	$10,798	$14,422	$16,880
3/31/2024	$15,331	$14,699	$11,001	$14,867	$17,423
4/30/2024	$14,337	$14,055	$10,248	$14,384	$16,711
5/31/2024	$14,712	$14,503	$10,298	$14,968	$17,540
6/30/2024	$14,986	$14,389	$10,367	$15,301	$18,169
7/31/2024	$15,574	$15,284	$10,949	$15,548	$18,390
8/31/2024	$16,537	$15,878	$11,432	$15,943	$18,836
9/30/2024	$16,862	$15,824	$11,631	$16,313	$19,238
10/31/2024	$17,176	$16,297	$11,581	$15,947	$19,064
11/30/2024	$18,920	$18,088	$12,668	$16,543	$20,183
12/31/2024	$17,754	$17,101	$12,136	$16,152	$19,702
1/31/2025	$18,819	$18,271	$12,273	$16,694	$20,251
2/28/2025	$18,423	$18,378	$11,686	$16,593	$19,986
3/31/2025	$17,521	$17,493	$11,223	$15,938	$18,860
4/30/2025	$17,602	$17,146	$11,405	$16,087	$18,732
5/31/2025	$18,636	$18,041	$12,213	$17,011	$19,911
6/30/2025	$19,143	$18,709	$12,774	$17,775	$20,924
7/31/2025	$18,839	$18,763	$12,513	$18,016	$21,394
8/31/2025	$18,677	$19,298	$12,965	$18,461	$21,827
9/30/2025	$18,322	$19,309	$12,531	$19,130	$22,624
10/31/2025	$17,876	$18,790	$12,016	$19,558	$23,154
11/30/2025	$17,703	$19,104	$11,629	$19,556	$23,210
12/31/2025	$17,915	$19,704	$11,631	$19,760	$23,225

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception 12/31/2019
Baron Financials ETF (at NAV)	0.91%	4.01%	10.21%
MSCI USA Financials Index	15.23%	15.17%	11.97%
S&P 500 Index	17.88%	14.42%	15.07%
FactSet Global FinTech Index	(4.16)%	(2.90)%	2.55%
MSCI ACWI Index	22.34%	11.19%	12.02%

Performance Inception Date	Dec. 31, 2019
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 56,613,333
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 459,372
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$56,613,333
# of Issuers	43
Portfolio Turnover Rate	14%
Total Advisory Fees Paid (Net of fees waived)	$459,372

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	75.3%
Information Technology	15.8%
Industrials	4.7%
Consumer Discretionary	3.9%
Cash and Cash Equivalents	0.2%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
S&P Global, Inc.	5.7%
Visa, Inc.	5.4%
Mastercard, Incorporated	5.4%
Intuit, Inc.	4.3%
LPL Financial Holdings, Inc.	4.3%
KKR & Co., Inc.	4.1%
MercadoLibre, Inc.	3.9%
The Charles Schwab Corp.	3.8%
Fair Isaac Corp.	3.5%
NU Holdings Ltd.	3.5%
Total	43.8%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000265316
Shareholder Report [Line Items]
Fund Name	Baron First Principles ETF
Trading Symbol	RONB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron First Principles ETF (the Fund) for the period of December 12, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron First Principles ETF	$5	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	1.00%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform for the period and what affected its performance?

No discussion is provided since the Fund commenced operations on December 12, 2025.
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Baron First Principles ETF (at NAV)	Russell 3000 Growth Index	Russell 3000 Index
12/12/2025	$10,000	$10,000	$10,000
12/31/2025	$9,927	$10,038	$10,006

Average Annual Return [Table Text Block]
Fund/Index Name	Since Inception 12/12/2025
Baron First Principles ETF (at NAV)	(0.73)%
Russell 3000 Growth Index	0.38%
Russell 3000 Index	0.06%

Performance Inception Date	Dec. 12, 2025
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 70,856,597
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 31,997
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$70,856,597
# of Issuers	27
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$31,997

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Consumer Discretionary	29.8%
Financials	24.5%
Information Technology	15.6%
Communication Services	14.7%
Industrials	6.7%
Real Estate	4.2%
Health Care	3.3%
Cash and Cash Equivalents	1.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Tesla, Inc.	10.3%
X.AI Holdings Corp.	7.1%
Shopify, Inc.	5.5%
MSCI, Inc.	5.5%
Spotify Technology SA	5.1%
Guidewire Software, Inc.	4.7%
CoStar Group, Inc.	4.2%
Interactive Brokers Group, Inc.	4.1%
Hyatt Hotels Corp.	4.0%
Red Rock Resorts, Inc.	4.0%
Total	54.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000265317
Shareholder Report [Line Items]
Fund Name	Baron Global Durable Advantage ETF
Trading Symbol	BCGD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Global Durable Advantage ETF (the Fund) for the period of December 12, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron Global Durable Advantage ETF	$4	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.75%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform for the period and what affected its performance?

No discussion is provided since the Fund commenced operations on December 12, 2025.
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Baron Global Durable Advantage ETF (at NAV)	MSCI ACWI Index
12/12/2025	$10,000	$10,000
12/31/2025	$10,118	$10,062

Average Annual Return [Table Text Block]
Fund/Index Name	Since Inception 12/12/2025
Baron Global Durable Advantage ETF (at NAV)	1.18%
MSCI ACWI Index	0.62%

Performance Inception Date	Dec. 12, 2025
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,288,283
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 607
InvestmentCompanyPortfolioTurnover	0.00%	[3]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,288,283
# of Issuers	37
Portfolio Turnover Rate	0%Footnote Reference†
Total Advisory Fees Paid	$607
Footnote	Description
Footnote†	Less than 0.5%.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	27.5%
Information Technology	21.6%
Consumer Discretionary	16.4%
Industrials	14.5%
Communication Services	10.9%
Health Care	5.0%
Real Estate	2.1%
Consumer Staples	1.6%
Cash and Cash Equivalents	0.5%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
NVIDIA Corp.	6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
Amazon.com, Inc.	6.0%
Visa, Inc.	6.0%
Alphabet, Inc.	5.0%
S&P Global, Inc.	4.1%
Brookfield Corp.	3.7%
HDFC Bank Ltd.	3.5%
Meta Platforms, Inc.	3.4%
ASML Holding N.V.	3.0%
Total	47.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000265318
Shareholder Report [Line Items]
Fund Name	Baron SMID Cap ETF
Trading Symbol	BCSM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron SMID Cap ETF (the Fund) for the period of December 12, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron SMID Cap ETF	$4	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.75%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform for the period and what affected its performance?

No discussion is provided since the Fund commenced operations on December 12, 2025.
Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Baron SMID Cap ETF (at NAV)	Russell 2500 Growth Index	Russell 3000 Index
12/12/2025	$10,000	$10,000	$10,000
12/31/2025	$9,813	$9,770	$10,006

Average Annual Return [Table Text Block]
Fund/Index Name	Since Inception 12/12/2025
Baron SMID Cap ETF (at NAV)	(1.87)%
Russell 2500 Growth Index	(2.30)%
Russell 3000 Index	0.06%

Performance Inception Date	Dec. 12, 2025
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 15,904,852
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,514
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$15,904,852
# of Issuers	52
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$1,514

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	29.7%
Industrials	21.7%
Health Care	17.3%
Consumer Discretionary	11.6%
Financials	8.5%
Communication Services	6.3%
Materials	1.9%
Cash and Cash Equivalents	3.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
Coherent Corp.	2.9%
Liberty Media Corporation-Liberty Formula One	2.6%
Loar Holdings, Inc.	2.6%
Flutter Entertainment PLC	2.5%
Liberty Live Holdings, Inc.	2.5%
Insulet Corp.	2.5%
Booz Allen Hamilton Holding Corp.	2.5%
Dynatrace, Inc.	2.4%
Natera, Inc.	2.4%
Mercury Systems, Inc.	2.3%
Total	25.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
C000265320
Shareholder Report [Line Items]
Fund Name	Baron Technology ETF
Trading Symbol	BCTK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Technology ETF (the Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Baron Technology ETF	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Information Technology (IT) was a leading sector for a third straight year thanks to ongoing investor enthusiasm about AI. The Fund failed to keep pace with the Index partly due to its unique exposure to certain technology-related companies that are classified outside of IT, such as Trade Desk in media, Amazon in broadline retail, Eternal in hotels, restaurants & leisure, and Zillow and CoStar in real estate management & development. The remaining underperformance was attributable to poor stock selection in semiconductors & semiconductor equipment (indie and eMemory Technology), software (Atlassian, Oracle, Samsara, Datadog, GitLab, and Intapp), and electronic equipment instruments & components (PAR).

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Baron Technology ETF (at NAV)	MSCI ACWI Information Technology Index	MSCI ACWI Index	S&P 500 Index
12/31/2021	$10,000	$10,000	$10,000	$10,000
1/31/2022	$8,750	$9,182	$9,509	$9,483
2/28/2022	$8,340	$8,770	$9,263	$9,199
3/31/2022	$8,360	$8,972	$9,464	$9,540
4/30/2022	$7,080	$7,919	$8,706	$8,708
5/31/2022	$6,790	$7,838	$8,717	$8,724
6/30/2022	$6,190	$7,027	$7,982	$8,004
7/31/2022	$6,930	$7,883	$8,539	$8,742
8/31/2022	$6,730	$7,437	$8,225	$8,386
9/30/2022	$5,910	$6,517	$7,437	$7,613
10/31/2022	$6,050	$6,972	$7,886	$8,230
11/30/2022	$6,110	$7,479	$8,498	$8,690
12/31/2022	$5,570	$6,893	$8,164	$8,189
1/31/2023	$6,380	$7,613	$8,749	$8,703
2/28/2023	$6,450	$7,582	$8,498	$8,491
3/31/2023	$6,820	$8,301	$8,760	$8,803
4/30/2023	$6,530	$8,247	$8,886	$8,940
5/31/2023	$7,490	$8,918	$8,791	$8,979
6/30/2023	$7,960	$9,436	$9,301	$9,572
7/31/2023	$8,370	$9,681	$9,642	$9,880
8/31/2023	$8,130	$9,471	$9,372	$9,723
9/30/2023	$7,650	$8,855	$8,985	$9,259
10/31/2023	$7,350	$8,771	$8,715	$9,064
11/30/2023	$8,560	$9,960	$9,519	$9,892
12/31/2023	$9,100	$10,410	$9,976	$10,342
1/31/2024	$9,420	$10,742	$10,035	$10,515
2/29/2024	$10,270	$11,403	$10,465	$11,077
3/31/2024	$10,440	$11,649	$10,788	$11,433
4/30/2024	$9,870	$11,020	$10,438	$10,966
5/31/2024	$10,300	$11,904	$10,862	$11,510
6/30/2024	$11,180	$12,991	$11,103	$11,923
7/31/2024	$10,910	$12,712	$11,283	$12,068
8/31/2024	$11,090	$12,891	$11,569	$12,361
9/30/2024	$11,610	$13,136	$11,838	$12,625
10/31/2024	$11,910	$13,010	$11,572	$12,510
11/30/2024	$13,160	$13,564	$12,005	$13,245
12/31/2024	$13,450	$13,698	$11,721	$12,929
1/31/2025	$13,910	$13,552	$12,114	$13,289
2/28/2025	$13,020	$13,281	$12,041	$13,116
3/31/2025	$11,460	$12,103	$11,566	$12,377
4/30/2025	$11,970	$12,345	$11,673	$12,293
5/31/2025	$13,830	$13,631	$12,344	$13,067
6/30/2025	$15,020	$14,922	$12,899	$13,731
7/31/2025	$15,420	$15,543	$13,074	$14,039
8/31/2025	$15,190	$15,608	$13,396	$14,324
9/30/2025	$15,905	$16,826	$13,882	$14,847
10/31/2025	$16,620	$18,050	$14,192	$15,194
11/30/2025	$15,895	$17,175	$14,191	$15,231
12/31/2025	$15,783	$17,311	$14,339	$15,241

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 12/31/2021
Baron Technology ETF (at NAV)	17.34%	12.08%
MSCI ACWI Information Technology Index	26.37%	14.69%
S&P 500 Index	17.88%	11.10%
MSCI ACWI Index	22.34%	9.43%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 149,144,584
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 589,122
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$149,144,584
# of Issuers	39
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (Net of fees waived)	$589,122

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	70.2%
Consumer Discretionary	14.7%
Communication Services	6.4%
Industrials	5.9%
Health Care	1.9%
Cash and Cash Equivalents	0.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (12/31/25)*
NVIDIA Corp.	11.8%
Broadcom, Inc.	10.1%
Amazon.com, Inc.	7.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.4%
Tesla, Inc.	5.6%
Microsoft Corporation	4.9%
Spotify Technology SA	4.2%
Lumentum Holdings, Inc.	3.4%
Coherent Corp.	3.3%
Lam Research Corp.	3.2%
Total	61.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com

[1]	Annualized.
[2]	Annualized.
[3]	Less than 0.5%.
[4]	Annualized.